Bank loans	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Bank loans

Note 8 — Bank loans

Bank loans consisted of the following:

	Years ended March 31,
	2021	2020

Unsecured loan from China Construction Bank wholly repayable within 1 year	$402,254	$460,030
Secured loan from China Construction Bank wholly repayable more than 1 year	261,251	—
Total	$663,505	$460,030

As of March 31, 2021, the outstanding loan from China Construction Bank of $402,254 with annual interest rate of 3.8525% was unsecured and denominated in RMB for a term of 12 months.

As of March 31, 2021, the outstanding loan from China Construction Bank of $261,251 with annual interest rate of 4.55% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months.

Interest expense for the years ended March 31, 2021and 2020 were $24,250 and $10,208, respectively.